Taxes to Recover - Summary of estimated recovery of ICMS assets (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	R$ 1,129,325
Up to 1 Year
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	422,548
From 1 to 2 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	362,062
From 2 to 3 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	200,586
From 3 to 5 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	88,483
From 5 to 7 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	26,420
From 7 to 10 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	R$ 29,226